Related - Party Disclosures - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Wholly owned subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership of voting and restricted securities of non-controlling interest	The Company owns 100% of the voting and restricted securities.